Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of property and equipment is provided using the straight-line method
Research and development equipment	3 years

Schedule of classifications
Cash	Amortized cost
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost
Short-term investments Derivative liability	FVTPL FVTPL